Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2022	Equipment	fixtures	library	Total
Opening net book amount	72,111	—	—	72,111
Additions	581	—	—	581
Depreciation charge	(31,571)	—	—	(31,571)
Closing net book amount	41,121	—	—	41,121

		Furniture &	Chemical
As of December 31, 2022	Equipment	fixtures	library	Total
Cost	1,714,409	7,564	1,207,165	2,929,138
Accumulated depreciation	(1,673,288)	(7,564)	(1,207,165)	(2,888,017)
Net book value	41,121	—	—	41,121

		Furniture &	Chemical
Year ended December 31, 2023	Equipment	fixtures	library	Total
Opening net book amount	41,121	—	—	41,121
Additions	6,842	—	—	6,842
Depreciation charge	(25,359)	—	—	(25,359)
Closing net book amount	22,604	—	—	22,604

		Furniture &	Chemical
As of December 31, 2023	Equipment	fixtures	library	Total
Cost	1,721,251	7,564	1,207,165	2,935,980
Accumulated depreciation	(1,698,647)	(7,564)	(1,207,165)	(2,913,376)
Net book value	22,604	—	—	22,604

For the year ended December 31, 2023, the Group recorded a depreciation charge of CHF 22,572 (CHF 26,615 in 2022 and CHF 19,934 in 2021) as part of research and development expenses and CHF 2,787 (CHF 4,956 in 2022 and CHF 7,264 in 2021) as part of general and administration expenses.